Summary of Material Accounting Policy Information - Detail Information of Subsidiaries (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
European Semiconductor Manufacturing Company (ESMC) GmbH [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership		70.00%	100.00%
European Semiconductor Manufacturing Company (ESMC) GmbH [member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of subsidiaries [line items]
Percentage of Ownership	70.00%
Percentage of shares sold	10.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership		73.00%	71.00%
Proportion of voting rights		73.00%	81.00%